SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Notes and other explanatory information [abstract]
Balance at the beginning of the year	$ 335	¥ 54,511	¥ 27,805
Addition	922	149,852	26,706
Balance at the end of the year	$ 1,257	¥ 204,363	¥ 54,511